Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment

	September 30,	December 31,
	2022	2021
	(Unaudited)
Office equipment	$3,831	$1,526
Furniture and fixtures	2,231	2,607
Machinery and equipment	39,832	—
Automobile	32,000	—
Property and equipment, gross	77,894	4,133
Less: Accumulated depreciation	(8,032)	(299)
Property and equipment, net	$69,862	$3,834

	December 31,	December 31,
	2021	2020
Office equipment	$1,526	$—
Furniture and fixtures	2,607	—
Property and equipment, gross	4,133	—
Less: Accumulated depreciation	(299)	—
Property and equipment, net	$3,834	$—